TRANSACTIONS WITH RELATED PARTIES (Details Textual) - USD ($)	4 Months Ended	9 Months Ended
	Jan. 31, 2015	Jun. 30, 2015
Related Party Transaction [Line Items]
Accrued Liabilities	$ 174,984	$ 714,120
Industrial Management LLC [Member]
Related Party Transaction [Line Items]
Management Fee, Description		annual cash management fee in an amount equal to the greater of 2% of the Company’s annual gross revenues or $1,000,000
Royalty Percentage		75.00%
Preferred Stock, Dividend Rate, Percentage		15.00%
Officer [Member]
Related Party Transaction [Line Items]
Officers' Compensation	35,000	$ 35,000
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Accrued Salaries, Current	$ 245,000	$ 595,000